UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Santander UK plc 1

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2021 to March 31, 2021

Date of Report (Date of earliest event reported): March 31, 2021

Commission File Number of securitizer: 025-00440

Central Index Key Number of securitizer: 0001087711

Thomas Ranger, +44 20 7756 6303
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): _______________

Name and telephone number, including area code, of the person to contact in connection with this filing

___________________________________________

1  Santander UK plc, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities issued in securitization programs sponsored by it and outstanding during the first quarterly reporting period in 2021 in the residential mortgage asset class, and issued and offered by the issuing entities Fosse Master Issuer PLC and Holmes Master Issuer PLC in either offerings registered under the U.S. Securities Act of 1933, as amended (the Securities Act) or in reliance on Rule 144A under the Securities Act.  The information included in this Form does not include Santander UK plc's securitization programs under which asset-backed securities are issued and sold solely in offerings outside the United States in reliance on Regulation S under the Securities Act.

INFORMATION TO BE INCLUDED IN THE REPORT PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

 Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

 There is no activity to report for the first quarterly period in 2021 with respect to asset-backed securities issued by Holmes Master Issuer PLC.

The following table sets forth activity for the first quarterly period in 2021 with respect to asset-backed securities issued by Fosse Master Issuer PLC.

Rule 15Ga-1 Periodic Filing for Fosse Master Issuer PLC under its Residential Mortgage Backed Note Programme

Name of Issuing Entity	Check if Registered	Name of Originator [1]	Total Assets in ABS by Originator [2]			Assets That Were Subject of Demand [3]			Assets That Were Repurchased or Replaced [3]			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($) 4	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class: Residential Mortgage Loans [5]
Issuing Entity: Fosse Master Issuer PLC
(1) Series 2011-2 Issuance (issued on 6 December 2011, stated as at 13 September 2019) [6]		Santander UK plc	25,821	5,378,645,569.06	100%
(2) Total (as at 31 March 2021)		Santander UK plc	14,371	2,964,024,727.76	100%	1	99,623.85	0.00%	1	99,623.85	0.00%

___________________________________________

1  On 13 September 2019, Santander UK plc repurchased all of the loans (together with their related security) in the asset pool and sold, on the same date, new loans and their related security with an outstanding principal amount of £4,124,364,069 into the asset pool.

2  The total assets for columns (d), (e) and (f) are reported by reference to each issuance by the issuing entity, Fosse Master Issuer PLC, under its Residential Mortgage Backed Note Programme, as this is not a stand-alone securitisation (but a master trust). Accordingly, information as to assets that were the subject of demand and repurchased is shown in row (2) in respect of the issuing entity (see Note 3 below). For each row, per issuance, the total assets and outstanding principal balances of assets in the pool are shown. Row (2) for columns (d), (e) and (f) also shows the total number and outstanding principal balance of assets in the entire asset pool backing the issuances by Fosse Master Issuer PLC as at March 31, 2021, for the purpose of calculating the percentages of the repurchases as at the end of this quarterly reporting period.

3  The assets that were subject to demand and repurchased as a result of breaches of representations and warranties in relation to the asset-backed securities issued by Fosse Master Issuer PLC are shown in row (2) for columns (g) to (x).

4  The total principal balance for these assets is originally stated in pounds sterling (GBP), being the underlying currency of the assets. For the purposes of this filing, this original sterling amount has been converted to US Dollars using historical exchange rates for GBP to USD conversions as provided by Bloomberg. For the amount provided for the Series 2011-2 Notes in column (e), the relevant reference date for the exchange rate is 13 September 2019. For the amounts provided as at the end of the quarter in row (2), the relevant reference date for the exchange rate is the quarterly period end date stated in row (2), column (a). If, in each case, the relevant reference date did not fall on a London business day, the exchange rate provided by Bloomberg for the next following London business day is used; unless such London business day fell in another calendar month, in which case the exchange rate provided by Bloomberg for the immediately preceding London business day is used.

5  These are residential mortgage loans secured over properties located in England, Wales, and Scotland.

6  The number of assets and outstanding principal balance stated for columns (d) and (e) for the Series 2011-2 Notes are stated as at 13 September 2019, the date of repurchase of the loans in the asset pool and sale of new loans into the asset pool by Santander UK plc as described in Note 1 above.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Not applicable.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Santander UK plc
(Securitizer)

By:	/s/ Thomas Ranger
Name:	Thomas Ranger
Title:	Senior officer in charge of securitization of the securitizer

Date: May 14, 2021